Consolidated Statements of Changes in Shareholders' Equity (CAD) In Thousands	Total	Common shares	Additional paid-in capital	Deficit	Accumulated other comprehensive loss
Balance at Mar. 31, 2009	150,792	303,431	5,466	(158,105)
Net (loss) income	28,219			28,219
Share option plan	2,135		2,135
Deferred performance share unit plan	123		123
Reclassified to restricted share unit liability	(20)		(20)
Cash settlement of stock options	(244)		(244)
Exercised stock options	53	74	(21)
Balance at Mar. 31, 2010	181,058	303,505	7,439	(129,886)
Net (loss) income	(34,650)			(34,650)
Unrealized foreign currency translation gain (loss)	(59)				(59)
Share option plan	1,455		1,455
Deferred performance share unit plan	(44)		(44)
Stock award plan	780		780
Exercised stock options	963	1,349	(386)
Senior executive stock option plan	(2,237)		(2,237)
Balance at Mar. 31, 2011	147,266	304,854	7,007	(164,536)	(59)
Net (loss) income	(21,162)			(21,162)
Unrealized foreign currency translation gain (loss)	40				40
Share option plan	1,373		1,373
Reclassified to restricted share unit liability	(121)		(121)
Stock award plan	256		256
Exercised stock options	35	54	(19)
Repurchase of shares to settle stock award plan	(822)		(700)	(122)
Senior executive stock option plan	915		915
Balance at Mar. 31, 2012	127,780	304,908	8,711	(185,820)	(19)